Off-Balance Sheet Arrangements, Commitments And Contingencies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncancelable future operating lease commitments
2017	$ 2,299
2018	1,859
2019	1,601
2020	1,237
2021	1,099
Thereafter	3,728
Total	11,823
Rent expense under noncancelable operating lease obligations, net of income from noncancelable subleases	$ 2,300	$ 1,900	$ 1,400